Rule 497(e)

Registration Nos. 333-174332 and 811-22559

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST TACTICAL HIGH YIELD ETF
(the “Fund”)

SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2021

DATED MARCH 31, 2021

Notwithstanding anything to the contrary in the Fund’s Prospectus and Statement of Additional Information, effective March 31, 2021, Orlando Purpura is no longer a portfolio manager for the Fund. William Housey and Jeffrey Scott will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE